Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2045 Fund
December 31, 2021
Z45-NPRT3-0322
1.9884247.104
Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,667	60,319
Fidelity Series Commodity Strategy Fund (a)	2,741	11,209
Fidelity Series Large Cap Growth Index Fund (a)	1,976	38,230
Fidelity Series Large Cap Stock Fund (a)	2,238	42,502
Fidelity Series Large Cap Value Index Fund (a)	5,228	81,343
Fidelity Series Small Cap Opportunities Fund (a)	1,365	20,359
Fidelity Series Value Discovery Fund (a)	1,816	30,092
TOTAL DOMESTIC EQUITY FUNDS (Cost $269,124)		284,054

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,125	16,348
Fidelity Series Emerging Markets Fund (a)	762	8,013
Fidelity Series Emerging Markets Opportunities Fund (a)	3,431	72,120
Fidelity Series International Growth Fund (a)	1,928	36,857
Fidelity Series International Index Fund (a)	1,263	15,476
Fidelity Series International Small Cap Fund (a)	589	12,606
Fidelity Series International Value Fund (a)	3,301	36,877
Fidelity Series Overseas Fund (a)	2,559	36,851
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $232,423)		235,148

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	111	1,118
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	442	4,481
Fidelity Series Corporate Bond Fund (a)	24	260
Fidelity Series Emerging Markets Debt Fund (a)	322	2,921
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	103	976
Fidelity Series Floating Rate High Income Fund (a)	59	551
Fidelity Series Government Bond Index Fund (a)	33	346
Fidelity Series High Income Fund (a)	356	3,394
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series Investment Grade Bond Fund (a)	32	369
Fidelity Series Investment Grade Securitized Fund (a)	25	256
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,625	22,365
Fidelity Series Real Estate Income Fund (a)	179	2,105
TOTAL BOND FUNDS (Cost $39,200)		39,198

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $540,747)	558,400
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	558,400

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	2,266	1,140	8	(7)	(1)	1,118
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	4,758	299	23	-	22	4,481
Fidelity Series Blue Chip Growth Fund	17,406	65,041	18,334	10,078	(282)	(3,512)	60,319
Fidelity Series Canada Fund	3,830	14,534	3,055	324	(3)	1,042	16,348
Fidelity Series Commodity Strategy Fund	4,388	16,554	7,212	3,656	(1,272)	(1,249)	11,209
Fidelity Series Corporate Bond Fund	16	358	113	1	(1)	-	260
Fidelity Series Emerging Markets Debt Fund	863	2,823	719	65	(48)	2	2,921
Fidelity Series Emerging Markets Debt Local Currency Fund	286	957	201	35	(3)	(63)	976
Fidelity Series Emerging Markets Fund	2,515	8,095	1,899	241	(7)	(691)	8,013
Fidelity Series Emerging Markets Opportunities Fund	22,635	78,620	16,762	7,580	(114)	(12,259)	72,120
Fidelity Series Floating Rate High Income Fund	168	557	176	13	(3)	5	551
Fidelity Series Government Bond Index Fund	20	557	228	-	(2)	(1)	346
Fidelity Series Government Money Market Fund 0.08%	410	467	877	-	-	-	-
Fidelity Series High Income Fund	999	3,231	848	96	(14)	26	3,394
Fidelity Series Inflation-Protected Bond Index Fund	3,157	8,561	11,855	103	295	(158)	-
Fidelity Series International Credit Fund	55	1	-	1	-	-	56
Fidelity Series International Growth Fund	9,419	34,685	7,232	2,624	22	(37)	36,857
Fidelity Series International Index Fund	3,932	14,178	2,838	348	2	202	15,476
Fidelity Series International Small Cap Fund	3,367	12,069	2,586	1,360	13	(257)	12,606
Fidelity Series International Value Fund	9,432	34,551	7,453	1,648	10	337	36,877
Fidelity Series Investment Grade Bond Fund	22	623	274	2	(1)	(1)	369
Fidelity Series Investment Grade Securitized Fund	15	345	104	-	-	-	256
Fidelity Series Large Cap Growth Index Fund	10,984	33,908	11,069	981	170	4,237	38,230
Fidelity Series Large Cap Stock Fund	12,008	40,227	9,816	3,050	(4)	87	42,502
Fidelity Series Large Cap Value Index Fund	22,940	75,035	18,590	4,424	(20)	1,978	81,343
Fidelity Series Long-Term Treasury Bond Index Fund	4,326	22,036	4,387	224	(191)	581	22,365
Fidelity Series Overseas Fund	9,434	32,593	7,460	971	24	2,260	36,851
Fidelity Series Real Estate Income Fund	602	1,897	441	62	1	46	2,105
Fidelity Series Short-Term Credit Fund	202	295	497	1	6	(6)	-
Fidelity Series Small Cap Opportunities Fund	5,814	21,604	5,108	4,034	(164)	(1,787)	20,359
Fidelity Series Treasury Bill Index Fund	652	1,016	1,668	-	-	-	-
Fidelity Series Value Discovery Fund	8,475	28,607	7,099	2,242	(35)	144	30,092
	158,372	561,049	150,340	44,195	(1,628)	(9,053)	558,400

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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